Annual Fund Operating Expenses - A C I Shares - JPMorgan Access Balanced Fund	Nov. 01, 2021
Class A
Operating Expenses:
Management Fees	0.30%	[1]
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.40%
Service Fees	0.25%	[1]
Remainder of Other Expenses	0.15%
Acquired Fund (Underlying Fund) Fees and Expenses	0.21%
Total Annual Fund Operating Expenses	1.16%
Fee Waivers and/or Expense Reimbursements	(0.02%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.14%	[1],[2]
Class C
Operating Expenses:
Management Fees	0.30%	[1]
Distribution (Rule 12b-1) Fees	0.75%
Other Expenses	0.39%
Service Fees	0.25%	[1]
Remainder of Other Expenses	0.14%
Acquired Fund (Underlying Fund) Fees and Expenses	0.21%
Total Annual Fund Operating Expenses	1.65%
Fee Waivers and/or Expense Reimbursements	(0.01%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.64%	[1],[2]
Class I
Operating Expenses:
Management Fees	0.30%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.40%
Service Fees	0.25%	[1]
Remainder of Other Expenses	0.15%
Acquired Fund (Underlying Fund) Fees and Expenses	0.21%
Total Annual Fund Operating Expenses	0.91%
Fee Waivers and/or Expense Reimbursements	(0.02%)	[1],[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.89%	[1],[2]

[1]	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a service fee. To avoid charging an investment advisory fee and a service fee at an effective rate above 0.30% for investment advisory services and 0.25% for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and service fees equal to amounts charged by the affiliated underlying funds. This contract is in effect through 10/31/22.
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.93%, 1.43% and 0.68% of the average daily net assets of Class A, Class C and Class I Shares, respectively. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. For the period from 11/1/21 to 4/3/22, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund (Underlying Fund) Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.68%, 1.18% and 0.43% of the average daily net assets of Class A,Class C and Class I Shares, respectively. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.